Non-cash items (Tables)	3 Months Ended
Nov. 30, 2025
Non-cash Items
Schedule of non-cash items

	Three months ended November 30,
	2025	2024
Depreciation	$1,123	$921
Change in fair value of derivative financial instruments (Note 11)	7,000	(819)
Share-based compensation expense (Note 14)	258	189
Accretion of provision for reclamation (Note 19)	35	36
Deferred income tax expense (Note 8)	1,904	1,291
Accretion of lease liabilities (Notes 10 and 19)	88	70
Deferred revenue (Note 9)	664	(415)
Accretion of deferred revenue (Notes 9 and 19)	59	84
Foreign exchange losses	731	190
Financing costs expensed	1	-
Total non-cash items	$11,863	$1,547